Income Tax	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax

		2012	2011	2010
		$	$	$
Income/(loss) from continuing operations before income tax and equity income in associates was derived from the following jurisdictions:
	South Africa	363	813	203
	Continental Africa	316	745	391
	Australasia	(16)	(25)	(149)
	Americas	627	690	282
	Other, including Corporate and Non-gold producing subsidiaries (1)	(79)	(102)	(346)
		1,211	2,121	381

(1)	The decrease in 2011 over 2010 is mainly due to fair value movements on the mandatory convertible and rated bonds.

(Charge)/benefit for income taxes attributable to continuing operations is as follows:

Current:
	South Africa(1)	(70)	(128)	106
	Continental Africa(2)	(218)	(146)	(81)
	Australasia(3)	10	-	(36)
	Americas(4)	(131)	(124)	(106)
	Other	(5)	(8)	-
Total current		(414)	(406)	(117)

(1)	The lower tax charge in 2012 is mainly due to the lower earnings as a result of safety stoppages and the unprotected strike action at the South African operations. The increase in the tax charge in 2011 is mainly due to higher income and non-hedge derivative losses having been fully utilized during the year. The tax benefit in 2010 is mainly related to tax benefits on losses relating to the early hedge settlement and tax benefits relating to prior years.

(2)	The increase in the tax charge in 2012 is mainly due to withholding taxes on dividends and higher earnings at Geita from an improved gold price, whilst 2011 was lower due to the utilization of tax losses. The higher taxes relative to lower earnings is mainly due to the impairment and write-off of assets at Obuasi of $296 million, the tax benefit of which is reflected under deferred taxes.

(3)	The tax credit in 2012 is due to an adjustment related to the 2011 tax assessment. The lower tax charge in 2011 is due to lower earnings resulting from flooding and the ramp failure which severely affected all aspects of the operation at Sunrise Dam during 2011.

(4)	The increase in the tax charge in 2012 is mainly due to Annual Minimum Tax payable by Cripple Creek & Victor in North America. The increase in the tax charge in 2011 mainly relates to higher earnings in line with the improved gold price.

Mining tax on mining income in South Africa is determined according to a formula which adjusts the tax rate in accordance with the ratio of profit to revenue from operations. This formula also allows an initial portion of mining income to be free of tax. Non-mining income is taxed at a standard rate.

Deferred:
South Africa(1)	86	(212)	(119)
Continental Africa(2)	14	(93)	(19)
Australasia	(6)	4	(1)
Americas(3)	(21)	2	(1)
Other	1	-	2
Total deferred	74	(299)	(138)

Total income and mining tax expense	(340)	(705)	(255)

(1) The lower tax charge in 2012 includes a tax benefit of $134 million resulting from changes in enacted statutory tax rates and $8 million from changes in estimated deferred taxation rate. The increase in the tax charge in 2011 is mainly due to the reversal of deferred tax credits on losses utilized. The tax charge in 2010 included the reversal of deferred tax on unrealized non-hedge derivative losses.

(2) The decrease in the tax charge in 2012 is mainly due to tax credits on impairments at Obuasi of $89 million, partly offset by the increase in enacted statutory taxation rate change in Ghana (capped at 30 percent in terms of a special tax rate Stability Agreement) of $62 million. The increase in the tax charge in 2011 is mainly due to the reversal of deferred tax credits from the utilization of tax losses at Geita.

(3) The lower deferred tax charge is partly due to deferred tax credits arising from a corporate restructuring of Serra Grande of $59 million.

Estimated deferred taxation rates in South Africa reflect the future anticipated taxation rates at the time temporary differences reverse.

During 2012, 2011 and 2010, deferred taxation in South Africa was provided at the future anticipated taxation rates ranging as follows:

	2012	2011	2010
Maximum anticipated deferred taxation rate	30%	39%	38%
Minimum anticipated deferred taxation rate	28%	36%	35%

The effect of the change in estimated deferred taxation rate in South Africa on the results for 2012, 2011 and 2010 were as follows:

	Year ended December 31
	2012			2011			2010
	Impact	Per basic and diluted common share	(a)(b)	Impact	Per basic and diluted common share	(a)(b)	Impact	Per basic and diluted common share	(a)(b)
	$	cents		$	cents		$	cents
Net benefit/(expense)	8	2		(11)	(3)		8	2

(a)	Per basic and diluted ordinary and E ordinary shares.
(b)	The calculation of diluted earnings per common share did not assume the effect of the following number of shares as their effects are anti-dilutive.

					2012		2011	2010
Issuable upon the exercise of convertible bonds					-		-	33,524,615

Unutilized tax losses
Unutilized tax losses as at December 31, 2012, 2011 and 2010 amounted to:
		2012	2011	2010
		$	$	$

Unutilized tax losses(1)(2)		691	469	1,356

(1)	Increase in unutilized operating loss carryforwards in 2012 mainly relates to Colombia and Brazil. Decrease in unutilized operating loss carryforwards in 2011 over 2010 are due to utilization of losses in South Africa, Tanzania, North America and Brazil.

(2)	The prior period comparatives have been adjusted to include unutilized tax losses in Colombia of $148 million and $156 million for 2011 and 2010, respectively.

Unutilized operating loss carryforwards remaining to be used against future profits can be split into the following periods:

	Within one year	143
[1]	Within one and two years	93
	Within two and five years	111
	In excess of five years	344
		691

Reconciliation between corporate income tax and statutory income tax is as follows:
	2012	2011	2010
	$	$	$
Corporate income tax at statutory rates	(339)	(742)	(133)
Formula variation in mining taxation rate	8	(7)	-
Disallowable items(1)	(38)	(37)	(89)
(Increase)/reversal of valuation allowances(2)	(17)	42	6
Effect of income tax rates of other countries	(38)	50	(46)
Impact of change in estimated deferred taxation rate	8	(11)	8
Impact of change in statutory taxation rate	72	-	-
Other	4	-	(1)

Total income and mining tax expense	(340)	(705)	(255)

(1) Disallowable items include the impact of hedge losses in non-taxable jurisdictions and share expense costs.

(2) The prior period comparatives have been adjusted to include unutilized tax losses in Colombia.

Deferred taxation liabilities and assets on the balance sheet as at December 31, 2012 and 2011, relate to the following:

	2012 $	2011 $

Deferred tax liabilities:
Depreciation, depletion and amortization	1,578	1,611
Product inventory not taxed	58	24
Derivatives	2	8
Other	15	5
Total	1,653	1,648
Deferred tax assets:
Provisions, including rehabilitation accruals	(465)	(389)
Derivatives	(1)	(1)
Other	(18)	(28)
Tax loss carry forwards (1)	(220)	(118)
Total	(704)	(536)
Less: Valuation allowances (1)	115	56
Total	(589)	(480)

Disclosed as follows:
Long-term portion deferred taxation assets	39	14
Short-term portion deferred taxation assets	74	75

Long-term portion deferred taxation liabilities	1,157	1,242
Short-term portion classified as other current liabilities. See Note 17.	20	15

(1) The prior period comparatives have been adjusted to include unutilized tax losses in Colombia.

The classification of deferred taxation assets is based on the related asset or liability creating the deferred taxation. Deferred taxes not related to a specific asset or liability are classified based on the estimated period of reversal. As at December 31, the Company's losses in South Africa, on which deferred tax had been provided at the anticipated tax rate to be utilized are noted as follows:

	2012	2011
South Africa
Losses ($ millions)	2	3

Deferred tax at the anticipated tax rate to be utilized (percent)	29	37

Unremitted earnings of foreign subsidiaries and foreign incorporated joint ventures

Provision has been made for South African income tax or foreign taxes that may result from future remittances of undistributed earnings of foreign subsidiaries or foreign corporate joint ventures, where the group is able to assert that the undistributed earnings are not permanently reinvested. In all other cases, the foreign subsidiaries reinvest the undistributed earnings into future capital expansion projects, maintenance capital and ongoing working capital funding requirements. In the event that the Company repatriated these earnings, income taxes and withholding taxes may be incurred. The determination of such taxes is subject to various complex calculations and accordingly, the Company has determined that it is impractical to estimate the amount of the deferred tax liability on such unremitted earnings. The amounts of these unremitted earnings are as follows:

	2012	2011
	$	$
Unremitted earnings as at December 31	1,649	1,812

Analysis of valuation allowances

The movement in valuation allowances for the three years in the period ended December 31, is summarized as follows:

	Balance at beginning of period	Movement (1)	Balance at end of period
	$	$	$
Year ended December 31, 2012
- Valuation allowance	56	59	115
Year ended December 31, 2011
- Valuation allowance	177	(121)	56
Year ended December 31, 2010
- Valuation allowance	194	(17)	177

(1)	The prior period comparatives have been adjusted to include valuation allowances in Colombia of $49 million and $52 million for 2011 and 2010, respectively.

The deferred tax assets for the respective periods were assessed for recoverability and, where applicable, a valuation allowance recorded to reduce the total deferred tax asset to an amount that will, more-likely-than-not, be realized. The valuation allowance relates primarily to certain net operating loss carryforwards, tax credit carryforwards and deductible temporary differences for which it is more-likely-than-not that these items will not be realized.

Although realization is not assured, the Company has concluded that it is more-likely-than-not that the deferred tax assets for which a valuation allowance was determined to be unnecessary will be realized based on the available evidence, including scheduling of deferred tax liabilities and projected income from operating activities. The amount of the net deferred tax assets considered realizable, however, could change in the near term if actual future income or income tax rates differ from that estimated, or if there are differences in the timing or amount of future reversals of existing taxable or deductible temporary differences.

Uncertain tax positions

A reconciliation of the beginning and ending amount of unrecognized tax benefits, is as follows:

		2012	2011
		$	$

Balance at January 1,		78	52
Additions for tax positions of prior years		17	38
Reductions for tax position of prior years		-	(3)
Translation		(2)	(9)
Balance at December 31,		93	78

Unrecognized tax benefits are summarized as follows:

Recognized as a reduction of deferred tax assets		40	29
Recognized in other non-current liabilities (See Note 17) (1)		53	49
Balance at December 31,		93	78

(1)	Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the years ended and as at December 31, interest recognized and interest accrued amounted to:

	2012	2011	2010
	$	$	$

Interest recognized	3	5	2
Interest accrued as at December 31	14	12	8

As at December 31, 2012, the Company's South African tax assessments for the years 2004 – 2012 remain open to scrutiny by the South African Revenue Service.

In other jurisdictions, the revenue system is based on a self-assessment process, all tax filings due by December 31, 2012 have been filed, and the self-assessed position recorded in the consolidated financial statements. The legislation of individual jurisdictions provides for different periods for the authorities to review the filings with specified expiry dates. The Company is disputing assessments received in some jurisdictions where it operates and these arguments are under consideration by the authorities. Based on current legal advice, the Company does not expect the resolution will significantly affect the Company's consolidated financial statements.